TAXATION (Tables)	12 Months Ended
Dec. 31, 2013
TAXATION
Schedule of significant components of the provision for income taxes on earnings
	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current:
PRC	53,105	58,218	2,992
Deferred:
PRC	(15,866)	(110,846)	(32,463)

Provision for income tax expenses (benefits)	37,239	(52,628)	(29,471)

Schedule of aggregate amount and per share effect of the tax holidays
	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

The aggregate amount of tax holidays	(59,580)	—	—
The aggregate effect on basic and diluted net income per share:
- Basic	(0.42)	—	—
- Diluted	(0.40)	—	—

Schedule of principal components of the Group's deferred tax assets and liabilities
	As of December 31,
	2012	2013
	RMB	RMB

Current deferred tax assets:
Accrued expense	24,778	16,218
Allowance for doubtful accounts	50,228	15,942
Others	—	—
	75,006	32,160
Less: valuation allowance on current deferred tax assets	(59,570)	(21,128)
Total current deferred tax assets	15,436	11,032

Non-current deferred tax assets:
Tax loss carried forward	272,361	446,569
Impairment of long-lived tangible assets	33,485	33,631
Deferred advertising expense	25,234	19,876
Others	4,064	5,444
	335,144	505,520
Less: valuation allowance on non-current deferred tax assets	(282,062)	(423,818)
Total non-current deferred taxes assets, net	53,082	81,702

Non-current deferred tax liabilities:
- Unrecognized valuation surplus and deficit - Acquisition	121,519	103,779
- Unrecognized valuation surplus and deficit - Decrease due to amortization and impairment	(59,782)	(50,939)
- Tax nondeductible long-lived assets	46,629	67,166
- Tax nondeductible long-lived assets — Decrease due to amortization and impairment	(11,862)	(16,256)
Total deferred tax liabilities	96,504	103,750

Schedule of roll-forward of the valuation allowance
	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of the year	13,313	42,976	341,632
Allowance made during the year	32,668	298,656	103,314
Reversals	(3,005)	—	—
Balance at end of the year	42,976	341,632	444,946

Schedule of reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
	Years ended December 31,
	2011	2012	2013
	%	%	%
Weighted average statutory tax rate	25%	25%	25%
Tax effect of preferential tax treatments	(30)%	—	—
Tax effect of non-deductible expenses	5%	(2)%	(6)%
Tax effect of non-taxable income	(1)%	—
Tax effect of tax-exempt entities	8%	(2)%	(5)%
Previous years unrecognized tax effect	—	(2)%	—
Changes in valuation allowance	12%	(16)%	(10)%
Effective tax rates	19%	3%	4%

Schedule of reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	11,627	13,469	16,740
Increases related to current tax positions	1,842	3,271	1,395
Decrease due to deconsolidation	—	—	(3,205)
Unrecognized tax benefits, end of year	13,469	16,740	14,930